Total Invested Assets and Related Net Investment Income - Hedge Ineffectiveness (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Gains (losses) on the hedged items attributable to the hedged risk	CAD (22,000,000)	CAD (12,000,000)
Gains (losses) on the hedging derivatives	19,000,000	12,000,000
Net ineffectiveness on fair value hedges	CAD (3,000,000)	CAD 0